CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 588,644	$ 82,909	¥ 948,773
Restricted cash	173,246	24,401	14,608
Short-term investments	2,541,889	358,018	2,091,198
Accounts receivable, net	269,736	37,992	16,482
Inventory	106,530	15,004	1,051
Prepayments and other current assets	345,744	48,697	228,672
Total current assets	4,025,789	567,021	3,300,784
Non-current assets:
Long-term restricted cash	20,000	2,817	21,000
Property, equipment and software, net	322,806	45,466	886,460
Long-term prepayments to a related party (Note 16)	0	0	71
Right-of-use assets	16,353	2,303	12,442
Other non-current assets	21,621	3,046	35,898
Deferred tax assets, net	18,804	2,648	30,986
Total non-current assets	399,584	56,280	986,857
Total assets	4,425,373	623,301	4,287,641
Current liabilities:
Accounts and notes payable	764,741	107,712	810,197
Salary and welfare payable (including salary and welfare payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB2,376 and RMB731 as of December 31, 2022 and 2023, respectively (Note 1))	143,653	20,233	111,274
Tax payable (including tax payable of the VIEs without recourse to the Company of RMB 7,442 and RMB 8,003 as of December 31, 2022 and 2023, respectively (Note 1))	214,738	30,245	147,367
Financing payable - current (Note 2(q))	0	0	76,272
Current portion of lease liabilities	7,399	1,042	9,761
Accruals and other current liabilities (including accruals and other current liabilities of the VIEs without recourse to the Company of RMB 544 and RMB 13 as of December 31, 2022 and 2023, respectively (Note 1))	336,959	47,459	268,007
Total current liabilities	1,467,490	206,691	1,422,878
Non-current liabilities:
Financing payable - non-current (Note 2(q))	0	0	32,281
Long term lease liabilities	7,641	1,076	854
Total non-current liabilities	204,226	28,765	223,458
Total liabilities	1,671,716	235,456	1,646,336
Commitments and contingencies (Note 17)
Shareholders' equity:
Treasury shares ( 8,508,112 and 7,721,582 shares as of December 31, 2022 and 2023, respectively)	(5,549)	(782)	(6,816)
Additional paid-in capital	11,791,570	1,660,808	11,786,482
Statutory reserves	16,593	2,337	16,593
Accumulated other comprehensive income	182,824	25,750	163,928
Accumulated deficit	(9,232,128)	(1,300,317)	(9,319,229)
Total shareholders' equity	2,753,657	387,845	2,641,305
Total liabilities and shareholders' equity	4,425,373	623,301	4,287,641
Related Party
Non-current liabilities:
Other non-current liabilities	1,000	141	1,000
Nonrelated Party
Non-current liabilities:
Other non-current liabilities	195,585	27,548	189,323
Class A ordinary shares
Shareholders' equity:
Ordinary shares	296	42	296
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 51	$ 7	¥ 51